Commitments and Contingencies - Summary of future minimum operating, capital lease payments (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Future minimum lease payments under noncancellable operating leases
2021	$ 8,572	$ 36,736
2022	36,736	36,736
2023	36,736	36,736
2024	30,614	30,614
Total minimum lease payments	112,658	140,822
Less: amount representing interest (6% interest rate)	(8,286)	(12,587)
Present value of net minimum capital lease payments	104,372	128,235
Less current installments of obligations under capital leases	(32,344)	(31,191)
Obligations under capital leases, excluding current installments	72,028	97,044
Future minimum lease payments under noncancellable operating leases
2021	874,490	3,095,533
2022	3,430,762	2,831,516
2023	3,151,293	2,559,759
2024	2,673,093	2,060,385
2025	2,141,122	1,510,935
Thereafter	1,674,718	793,363
Total minimum lease payments	$ 13,945,478	$ 12,851,491